CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Net Sales	$ 179,113	$ 297,445
Cost of goods sold, including inventory write-downs of US$22,574 and US$3,982 during the six-month periods ended 2014 and 2015, respectively	(222,757)	(328,466)
Gross loss	(43,644)	(31,021)
Selling expenses	(4,112)	(7,207)
General and administrative expenses, including reversal of provisions for doubtful recoveries of receivable of US$1,907 and US$31 during the six-month periods ended 2014 and 2015, respectively	(60,913)	(59,131)
Research and development expenses	(6,844)	(9,547)
Loss from operations	(115,513)	(106,906)
Other income (expenses):
Interest expense and amortization of debt issuance costs and debt discount/premium	(103,834)	(170,887)
Equity in loss of an associate	(11,644)	(880)
Gain on troubled debt restructuring	79,143	0
Gain on deconsolidation of a former subsidiary	0	28,237
Gain on changes in equity interests in an associate	6,464	0
Others, net	1,028	9,327
Loss before income taxes	(144,356)	(241,109)
Income tax (expense)/benefit	2,122	(465)
Net loss	(142,234)	(241,574)
Loss attributable to non-controlling interests	1,067	884
Net loss attributable to LDK Solar CO., Ltd. shareholders	$ (141,167)	$ (240,690)
Basic loss per share	$ (0.58)	$ (1.24)
Diluted loss per share	$ (0.58)	$ (1.24)